Supplement to the
Spartan® 500 Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Thomas Brussard, Jr. serves as assistant portfolio manager of the fund.

Effective June 14, 2016, Spartan® 500 Index Fund will be renamed Fidelity® 500 Index Fund. Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Management Contracts" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Investor Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.09%. FMR and the fund on behalf of its Premium Class have entered into a 4.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.045%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and with respect to increases in fees or expenses payable by Investor Class above 10 basis points and Premium Class above 7 basis points, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Management Contracts" section under the heading "Management Fees".

On July 1, 2016, FMR reduced the management fee rate paid by the fund from 0.025% to 0.015%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

The following information supplements information found in the "Management Contract" section.

Fidelity® 500 Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® 500 Index Fund’s relative pre-tax investment performance measured against the S&P 500® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s Investor Class) within the Lipper℠ S&P 500® Index Funds. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® 500 Index Fund ($101,951(in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® 500 Index Fund beneficially owned by Mr. Brussard was none.

UEIB-16-03 1.720027.131	October 7, 2016

Supplement to the
Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Thomas Brussard, Jr. serves as assistant portfolio manager of the funds.

Effective June 14, 2016, Spartan® Extended Market Index Fund will be renamed Fidelity® Extended Market Index Fund, Spartan® International Index Fund will be renamed Fidelity® International Index Fund, and Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund. Effective June 14, 2016, Fidelity Advantage® Class will be renamed Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity ® Extended Market Index Fund on behalf of its Investor Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.10%. FMR and Fidelity ® Extended Market Index Fund on behalf of its Premium Class have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® International Index Fund on behalf of its Investor Class have entered into a 19 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.19%. FMR and Fidelity® International Index Fund on behalf of its Premium Class have entered into a 8 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.08%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and with respect to increases in fees or expenses payable by Investor Class and Premium Class above 20 and 17 basis points, respectively, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Total Market Index Fund on behalf of its Investor Class have entered into a 9 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.09%. FMR and Fidelity® Total Market Index Fund on behalf of its Premium Class have entered into a 4.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.045%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and with respect to increases in fees or expenses payable by Investor Class and Premium Class above 10 and 7 basis points, respectively, by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund found in the "Management Contracts" section under the heading "Management Fees."

On July 1, 2016, FMR reduced the management fee rates paid by Spartan® Extended Market Index Fund from 0.06% to 0.045%, Spartan® International Index Fund from 0.06% to 0.05%, and Spartan® Total Market Index Fund from 0.035% to 0.015%, respectively. For the services of FMR under each management contract, Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund each pays FMR a monthly management fee at the annual rate of 0.045%, 0.05%, and 0.015%, respectively, of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund found in the "Management Contracts" section under the heading "Sub-Adviser-Geode."

On July 1, 2016, FMR reduced the sub-advisory fee rates paid to Geode by Spartan® Extended Market Index Fund from 0.0499% to 0.0450% and Spartan® International Index Fund from 0.055% to 0.050%, respectively. Under the terms of the sub-advisory agreements, for providing investment management services to Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund, FMR, and not the funds, pays Geode fees at an annual rate of 0.0450%, 0.050%, and 0.035%, respectively, of the average net assets of each fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Extended Market Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market Index℠, Fidelity® International Index Fund’s relative pre-tax investment performance measured against the MSCI EAFE Index, and Fidelity® Total Market Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Extended Market Index Fund ($16,587 (in millions) assets managed), Fidelity® International Index Fund ($15,130 (in millions) assets managed), and Fidelity® Total Market Index Fund ($34,717 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Extended Market Index Fund beneficially owned by Mr. Brussard was none, the dollar range of shares of Fidelity® International Index Fund beneficially owned by Mr. Brussard was $0-$10,000, and the dollar range of shares of Fidelity® Total Market Index Fund beneficially owned by Mr. Brussard was none.

SIFB-16-03 1.718587.133	October 7, 2016

Supplement to the
Spartan® Extended Market Index Fund, Spartan® International Index Fund, and Spartan® Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Thomas Brussard, Jr. serves as assistant portfolio manager of the funds.

Effective June 14, 2016, Spartan® Extended Market Index Fund will be renamed Fidelity® Extended Market Index Fund, Spartan® International Index Fund will be renamed Fidelity® International Index Fund, and Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund. Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and Fidelity® Extended Market Index Fund on behalf of its Institutional Premium Class have entered into a 4.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.045%. This Expense Contract may not be amended to increase the fees or expenses payable by Institutional Premium Class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® International Index Fund on behalf of its Institutional Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.06%. FMR and Fidelity® International Index Fund on behalf of its Institutional Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

FMR and Fidelity® Total Market Index Fund on behalf of its Institutional Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.035%. FMR and Fidelity® Total Market Index Fund on behalf of its Institutional Premium Class have entered into a 1.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.015%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Extended Market Index Fund, Fidelity® International Index Fund and Fidelity® Total Market Index Fund found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Extended Market Index Fund from 0.06% to 0.045%. For the services of FMR under the management contract, Fidelity® Extended Market Index Fund pays FMR a monthly management fee at the annual rate of 0.045% of the fund's average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® International Index Fund from 0.06% to 0.05%. For the services of FMR under the management contract, Fidelity® International Index Fund pays FMR a monthly management fee at the annual rate of 0.05% of the fund's average net assets throughout the month. On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Total Market Index Fund from 0.035% to 0.015%. For the services of FMR under the management contract, Fidelity® Total Market Index Fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Extended Market Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.0499% to 0.045%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® Extended Market Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.045% of the average net assets of the fund.

Effective July 1, 2016, the following information replaces similar information for Fidelity® International Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On July 1, 2016, FMR reduced the sub-advisory fee rate paid to Geode from 0.055% to 0.05%. Under the terms of the sub-advisory agreement, for providing investment management services to Fidelity® International Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.05% of the average net assets of the fund.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Extended Market Index Fund, Fidelity® International Index Fund, and Fidelity® Total Market Index Fund are managed by Geode, a sub-adviser to each fund. Thomas Brussard, Jr. is an assistant portfolio manager of each fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Extended Market Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market Index℠, Fidelity® International Index Fund’s relative pre-tax investment performance measured against the MSCI EAFE Index, and Fidelity® Total Market Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Extended Market Index Fund ($16,587 (in millions) assets managed), Fidelity® International Index Fund ($15,130 (in millions) assets managed), and Fidelity® Total Market Index Fund ($34,717 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Extended Market Index Fund beneficially owned by Mr. Brussard was none, the dollar range of shares of Fidelity® International Index Fund beneficially owned by Mr. Brussard was $0-$10,000, and the dollar range of shares of Fidelity® Total Market Index Fund beneficially owned by Mr. Brussard was none.

SIF-IB-16-03 1.935052.108	October 7, 2016

Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® 500 Index Fund will be renamed Fidelity® 500 Index Fund. Effective June 14, 2016, Fidelity Advantage® Institutional Class will be renamed Institutional Premium Class.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Management Contracts" section under the heading "Management-Related Expenses".

FMR and the fund on behalf of its Institutional Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.035%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 1.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.015%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information for the fund found in the "Management Contracts" section under the heading "Management Fees".

On July 1, 2016, FMR reduced the management fee rate paid by the fund from 0.025% to 0.015%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

The following information supplements similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode".

Fidelity® 500 Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of each portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® 500 Index Fund’s relative pre-tax investment performance measured against the S&P 500® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s Investor Class) within the Lipper℠ S&P 500® Index Funds. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® 500 Index Fund ($101,951 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® 500 Index Fund beneficially owned by Mr. Brussard was none.

U5I-U5AB-16-03 1.931020.108	October 7, 2016

Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective June 14, 2016, Spartan® Total Market Index Fund will be renamed Fidelity® Total Market Index Fund.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Class F have entered into a 1.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Class F of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Class F to 0.015%. This Expense Contract may not be amended to increase the fees or expenses payable by Class F except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective July 1, 2016, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On July 1, 2016, FMR reduced the management fee rate paid by Fidelity® Total Market Index Fund from 0.035% to 0.015%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.015% of the fund's average net assets throughout the month.

The following information supplements information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode".

Fidelity® Total Market Index Fund is managed by Geode, a sub-adviser to the fund. Thomas Brussard, Jr. is an assistant portfolio manager of the fund and receives compensation for his services. As of August 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to the fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Total Market Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Brussard as of August 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	29	16	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$206,213	$19,166	$1,046
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total Market Index Fund ($34,717 (in millions) assets managed).

As of August 31, 2016, the dollar range of shares of Fidelity® Total Market Index Fund beneficially owned by Mr. Brussard was none.

STI-FB-16-03 1.908702.110	October 7, 2016